Payden Global Low Duration Fund
1
Schedule of Investments
- July 31, 2023 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Bonds (99%)
Australia (USD) (2%
)
250,000 Australia & New Zealand Banking Group Ltd. ,
5.09% , 12/08/25 $ 249
370,000 Commonwealth Bank of Australia , 5.32% ,
3/13/26 372
185,000 Macquarie Group Ltd. 144A , ( U.S. Secured
Overnight Financing Rate + 0.694% ) , 1.20% ,
10/14/25 (a) (b) 174
200,000 NBN Co. Ltd. 144A , 0.88% , 10/08/24 (a) 189
984
Bermuda (USD) (0%
)
107,662 Eagle RE Ltd. 2021-2 144A , ( U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.550% ) , 6.62% , 4/25/34 (a) (b) 108
135,315 Oaktown Re VII Ltd. 2021-2 144A , ( U.S.
Secured Overnight Financing Rate Index 30day
Average + 1.600% ) , 6.67% , 4/25/34 (a) (b) 135
150,000 Triton Container International Ltd. 144A ,
0.80% , 8/01/23 (a) 150
393
Canada (CAD) (0%
)
8,779 BMW Canada Auto Trust 2021-1A 144A ,
0.50% , 7/20/24 (a) (c) 7
Canada (USD) (9%
)
340,000 Bank of Nova Scotia , 3.45% , 4/11/25 328
380,000 Bank of Nova Scotia , 5.25% , 12/06/24 378
350,000 Canadian Imperial Bank of Commerce , 3.30% ,
4/07/25 337
300,000 Canadian Imperial Bank of Commerce , 3.95% ,
8/04/25 292
700,000 Canadian Imperial Bank of Commerce 144A ,
4.41% , 6/08/28 (a) 687
600,000 CDP Financial Inc. 144A , ( Secured Overnight
Financing Rate + 0.400% ) , 5.54% ,
5/19/25 (a) (b) 600
550,000 CPPIB Capital Inc. 144A , 3.00% , 6/13/24 (a) 538
580,000 CPPIB Capital Inc. 144A , 4.13% , 10/21/24 (a) 570
95,000 Enbridge Inc. , 2.15% , 2/16/24 93
750,000 Export Development Canada , 3.38% , 8/26/25 728
70,000 goeasy Ltd. 144A , 5.38% , 12/01/24 (a) 68
260,000 National Bank of Canada , ( U.S. Secured
Overnight Financing Rate + 1.009% ) , 3.75% ,
6/09/25 (b) 255
180,000 Nutrien Ltd. , 5.90% , 11/07/24 180
250,000 Ontario Teachers' Finance Trust 144A , 0.38% ,
9/29/23 (a) 248
345,000 Toronto-Dominion Bank , 5.53% , 7/17/26 347
310,000 TransCanada PipeLines Ltd. , 1.00% , 10/12/24 293
400,000 TransCanada PipeLines Ltd. , 6.20% , 3/09/26 401
6,343
Cayman Islands (USD) (6%
)
627,540 Bain Capital Credit CLO Ltd. 2017-1A 144A , ( 3
mo. Term Secured Overnight Financing Rate +
1.232% ) , 6.56% , 7/20/30 (a) (b) 624
258,460 BDS 2021-FL8 144A , ( 1 mo. Term Secured
Overnight Financing Rate + 1.034% ) , 6.26% ,
1/18/36 (a) (b) 256
28,973 BDS Ltd. 2020-FL5 144A , ( 1 mo. Term Secured
Overnight Financing Rate + 1.264% ) , 6.49% ,
2/16/37 (a) (b) 29
Principal
or Shares Security Description
Value
(000)
606,848 Bristol Park CLO Ltd. 2016-1A 144A , ( 3 mo.
Term Secured Overnight Financing Rate +
1.252% ) , 6.56% , 4/15/29 (a) (b) $ 603
600,000 BRSP Ltd. 2021-FL1 144A , ( 1 mo. Term Secured
Overnight Financing Rate + 1.264% ) , 6.51% ,
8/19/38 (a) (b) 587
250,000 Greystone CRE Notes Ltd. 2021-HC2 144A , ( 1
mo. Term Secured Overnight Financing Rate +
1.914% ) , 7.14% , 12/15/39 (a) (b) 243
2,558 LCM XX LP 20A 144A , ( 3 mo. Term Secured
Overnight Financing Rate + 1.302% ) , 6.63% ,
10/20/27 (a) (b) 2
550,000 LoanCore Issuer Ltd. 2021-CRE5 144A , ( 1 mo.
LIBOR USD + 1.300% ) , 6.64% , 7/15/36 (a) (b) 542
669,618 Magnetite VII Ltd. 2012-7A 144A , ( 3 mo. Term
Secured Overnight Financing Rate + 1.062% ) ,
6.37% , 1/15/28 (a) (b) 668
78,622 Palmer Square Loan Funding Ltd. 2020-1A
144A , ( 3 mo. LIBOR USD + 0.800% ) , 6.18% ,
2/20/28 (a) (b) 79
140,583 STWD Ltd. 2019-FL1 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.194% ) ,
6.42% , 7/15/38 (a) (b) 140
115,993 TRTX Issuer Ltd. 2019-FL3 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.564% ) ,
6.79% , 10/15/34 (a) (b) 115
3,888
France (USD) (4%
)
420,000 Banque Federative du Credit Mutuel SA 144A ,
1.00% , 2/04/25 (a) 390
355,000 Banque Federative du Credit Mutuel SA 144A ,
4.94% , 1/26/26 (a) 348
450,000 BPCE SA 144A , 5.70% , 10/22/23 (a) 449
395,000 BPCE SA 144A , ( U.S. Secured Overnight
Financing Rate + 2.100% ) , 5.98% ,
1/18/27 (a) (b) 394
700,000 Caisse d'Amortissement de la Dette Sociale
144A , 0.38% , 5/27/24 (a) 670
350,000 Credit Agricole SA 144A , 5.59% , 7/05/26 (a) 350
2,601
Germany (USD) (1%
)
600,000 FMS Wertmanagement , 0.38% , 5/06/24 (d) 577
India (USD) (1%
)
500,000 REC Ltd. 144A , 5.25% , 11/13/23 (a) 498
Ireland (USD) (1%
)
315,000 AerCap Ireland Capital DAC/AerCap Global
Aviation Trust , 1.15% , 10/29/23 311
280,000 AerCap Ireland Capital DAC/AerCap Global
Aviation Trust , 1.65% , 10/29/24 265
576
Japan (USD) (5%
)
440,000 Mitsubishi UFJ Financial Group Inc. , ( 1 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 0.550% ) , 0.95% , 7/19/25 (b) 419
200,000 Mitsubishi UFJ Financial Group Inc. , ( 1 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.700% ) , 4.79% , 7/18/25 (b) 198
200,000 Mitsubishi UFJ Financial Group Inc. , ( 1 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.080% ) , 5.72% , 2/20/26 (b) 199
200,000 NTT Finance Corp. 144A , 4.24% , 7/25/25 (a) 195

Payden Mutual Funds
Payden Global Low Duration Fund
continued
Principal
or Shares Security Description
Value
(000)
290,000 Renesas Electronics Corp. 144A , 1.54% ,
11/26/24 (a) $ 272
250,000 Sumitomo Mitsui Financial Group Inc. , 1.47% ,
7/08/25 231
340,000 Sumitomo Mitsui Financial Group Inc. , 5.88% ,
7/13/26 344
435,000 Sumitomo Mitsui Trust Bank Ltd. 144A , 0.85% ,
3/25/24 (a) 421
345,000 Sumitomo Mitsui Trust Bank Ltd. 144A , 5.65% ,
3/09/26 (a) 346
400,000 Suntory Holdings Ltd. 144A , 2.25% ,
10/16/24 (a) 383
3,008
Jersey (USD) (0%
)
70,000 Aptiv PLC/Aptiv Corp. , 2.40% , 2/18/25 67
Netherlands (USD) (1%
)
750,000 BNG Bank NV 144A , 3.50% , 8/26/24 (a) 734
New Zealand (USD) (0%
)
280,000 ANZ New Zealand Int'l Ltd. 144A , 2.17% ,
2/18/25 (a) 266
Norway (USD) (1%
)
250,000 Aker BP ASA 144A , 2.88% , 1/15/26 (a) 232
200,000 Var Energi ASA 144A , 7.50% , 1/15/28 (a) 207
439
Panama (USD) (0%
)
225,000 Intercorp Financial Services Inc. 144A , 4.13% ,
10/19/27 (a) 203
Philippines (USD) (1%
)
560,000 Asian Development Bank , 4.25% , 1/09/26 554
Saudi Arabia (USD) (0%
)
200,000 Saudi Arabian Oil Co. 144A , 1.25% ,
11/24/23 (a) 197
Spain (USD) (0%
)
200,000 Banco Santander SA , ( 1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
0.450% ) , 5.74% , 6/30/24 (b) 199
Sweden (USD) (3%
)
700,000 Kommuninvest I Sverige AB 144A , 3.25% ,
1/16/24 (a) 692
220,000 Kommuninvest I Sverige AB 144A , 4.25% ,
12/10/25 (a) 217
1,000,000 Svensk Exportkredit AB , 3.63% , 9/03/24 978
500,000 Svensk Exportkredit AB , 4.00% , 7/15/25 490
2,377
United Kingdom (GBP) (0%
)
150,000 Sage AR Funding No 1 PLC 1A 144A , ( Sterling
Overnight Index Average + 1.250% ) , 5.97% ,
11/17/30 (a) (b) (c) 187
United Kingdom (USD) (1%
)
205,000 Barclays PLC , ( 1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 0.800% ) ,
1.01% , 12/10/24 (b) 201
200,000 NatWest Group PLC , ( 1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
1.350% ) , 5.85% , 3/02/27 (b) 199
255,000 Royalty Pharma PLC , 0.75% , 9/02/23 254
654
United States (USD) (60%
)
290,000 7-Eleven Inc. 144A , 0.80% , 2/10/24 (a) 282
Principal
or Shares Security Description
Value
(000)
40,000 Albertsons Cos. Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC 144A , 3.25% ,
3/15/26 (a) $ 37
40,000 American Airlines Inc. 144A , 11.75% ,
7/15/25 (a) 44
185,000 American Electric Power Co. Inc. , 5.70% ,
8/15/25 185
350,000 American Express Co. , ( U.S. Secured Overnight
Financing Rate + 0.970% ) , 5.39% , 7/28/27 (b) 350
85,000 American Honda Finance Corp. , 4.75% , 1/12/26 85
215,000 AutoZone Inc. , 5.05% , 7/15/26 214
345,000 Bank of America Corp. , ( U.S. Secured Overnight
Financing Rate + 1.330% ) , 3.38% , 4/02/26 (b) 332
415,000 Bank of America Corp. , ( U.S. Secured Overnight
Financing Rate + 1.750% ) , 4.83% , 7/22/26 (b) 410
146,747 Bellemeade RE Ltd. 2021-3A 144A , ( U.S.
Secured Overnight Financing Rate Index 30day
Average + 1.000% ) , 6.07% , 9/25/31 (a) (b) 146
14,528,536 Benchmark Mortgage Trust 2018-B6 , 0.41% ,
10/10/51 (e) 190
95,000 Blackstone Private Credit Fund , 1.75% , 9/15/24 90
130,000 Blue Owl Capital Corp. , 4.25% , 1/15/26 122
85,000 Blue Owl Technology Finance Corp. 144A ,
3.75% , 6/17/26 (a) 75
150,000 Blue Racer Midstream LLC/Blue Racer Finance
Corp. 144A , 7.63% , 12/15/25 (a) 151
153,000 BX Commercial Mortgage Trust 2019-XL 144A ,
( 1 mo. Term Secured Overnight Financing Rate
+ 1.194% ) , 6.42% , 10/15/36 (a) (b) 152
280,000 BX Commercial Mortgage Trust 2020-VKNG
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 1.244% ) , 6.47% , 10/15/37 (a) (b) 276
200,000 BX Trust 2021-ARIA 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.014% ) ,
6.24% , 10/15/36 (a) (b) 195
2,845,783 Cantor Commercial Real Estate Lending 2019-
CF1 , 1.13% , 5/15/52 (e) 124
89,038 CARS-DB4 LP 2020-1A 144A , 2.69% ,
2/15/50 (a) 84
467,406 CARS-DB5 LP 2021-1A 144A , 1.44% ,
8/15/51 (a) 405
40,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A , 5.13% , 5/01/27 (a) 38
70,000 CDW LLC/CDW Finance Corp. , 5.50% ,
12/01/24 70
120,061 CHC Commercial Mortgage Trust 2019-CHC
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 2.164% ) , 7.39% , 6/15/34 (a) (b) 117
280,142 CHC Commercial Mortgage Trust 2019-CHC
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 2.464% ) , 7.69% , 6/15/34 (a) (b) 264
265,000 Cheniere Corpus Christi Holdings LLC , 5.88% ,
3/31/25 265
55,000 Civitas Resources Inc. 144A , 5.00% ,
10/15/26 (a) 52
145,000 Civitas Resources Inc. 144A , 8.38% , 7/01/28 (a) 149
190,000 CommonSpirit Health , 6.07% , 11/01/27 193
230,000 Concentrix Corp. , 6.65% , 8/02/26 230
22,677 Connecticut Avenue Securities Trust 2020-
R01 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 2.164% ) , 7.23% ,
1/25/40 (a) (b) 23

Principal
or Shares Security Description
Value
(000)
6,844 Connecticut Avenue Securities Trust 2019-
R07 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 2.214% ) , 7.28% ,
10/25/39 (a) (b) $ 7
207,554 Connecticut Avenue Securities Trust 2019-
HRP1 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 2.264% ) , 7.33% ,
11/25/39 (a) (b) 208
170,947 Connecticut Avenue Securities Trust 2022-
R08 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 2.550% ) , 7.62% ,
7/25/42 (a) (b) 175
100,000 Connecticut Avenue Securities Trust 2020-
SBT1 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 3.764% ) , 8.83% ,
2/25/40 (a) (b) 104
40,000 Coty Inc. 144A , 5.00% , 4/15/26 (a) 39
150,000 Daimler Truck Finance North America LLC
144A , 1.63% , 12/13/24 (a) 142
180,000 Daimler Truck Finance North America LLC
144A , 3.50% , 4/07/25 (a) 174
104,000 Devon Energy Corp. , 5.88% , 6/15/28 104
400,000 Diamond Issuer 2021-1A 144A , 2.31% ,
11/20/51 (a) 345
40,000 DPL Inc. , 4.13% , 7/01/25 38
40,000 Enact Holdings Inc. 144A , 6.50% , 8/15/25 (a) 40
611,760 Enterprise Fleet Financing LLC 2022-3 144A ,
4.38% , 7/20/29 (a) 600
700,000 Enterprise Fleet Financing LLC 2023-1 144A ,
5.51% , 1/22/29 (a) 696
39,000 EQT Corp. , 6.13% , 2/01/25 39
300,000 Exeter Automobile Receivables Trust 2022-5A ,
5.43% , 4/15/26 299
700,000 Fannie Mae Connecticut Avenue Securities 2021-
R02 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 2.000% ) , 7.07% ,
11/25/41 (a) (b) 688
470,000 Federal Home Loan Mortgage Corp. , 4.00% ,
2/28/25 459
670,000 FHLB , 5.00% , 2/28/25 671
250,000 First-Citizens Bank & Trust Co. , ( 3 mo. Term
Secured Overnight Financing Rate + 1.715% ) ,
2.97% , 9/27/25 (b) 238
550,000 Flagship Credit Auto Trust 2023-2 144A ,
5.22% , 12/15/27 (a) 545
300,000 Flexential Issuer 2021-1A 144A , 3.25% ,
11/27/51 (a) 263
700,000 FNMA , 4.50% , 7/24/26 690
200,000 Ford Motor Credit Co. LLC , 5.13% , 6/16/25 195
117,305 Freddie Mac STACR REMIC Trust 2021-HQA3
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 0.850% ) , 5.92% ,
9/25/41 (a) (b) 116
19,681 Freddie Mac STACR REMIC Trust 2020-DNA1
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.814% ) , 6.88% ,
1/25/50 (a) (b) 20
36,683 Freddie Mac STACR REMIC Trust 2020-DNA2
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.964% ) , 7.03% ,
2/25/50 (a) (b) 37
Principal
or Shares Security Description
Value
(000)
31,851 Freddie Mac STACR REMIC Trust 2020-HQA1
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 2.014% ) , 7.08% ,
1/25/50 (a) (b) $ 32
246,577 Freddie Mac Structured Agency Credit Risk
Debt Notes 2017-DNA2 , ( U.S. Secured
Overnight Financing Rate Index 30day Average
+ 11.364% ) , 16.43% , 10/25/29 (b) 287
70,000 Freeport-McMoRan Inc. , 4.55% , 11/14/24 69
245,000 FS KKR Capital Corp. 144A , 4.25% , 2/14/25 (a) 232
210,000 General Motors Financial Co. Inc. , 1.20% ,
10/15/24 199
65,000 General Motors Financial Co. Inc. , 3.80% ,
4/07/25 63
200,000 Genting New York LLC/GENNY Capital Inc.
144A , 3.30% , 2/15/26 (a) 179
420,000 Glencore Funding LLC 144A , 4.63% , 4/29/24 (a) 416
110,000 GM Financial Consumer Automobile Receivables
Trust 2020-1 , 2.03% , 4/16/25 110
80,000 GM Financial Consumer Automobile Receivables
Trust 2020-1 , 2.18% , 5/16/25 80
700,000 GMF Floorplan Owner Revolving Trust 2023-1
144A , 5.34% , 6/15/28 (a) 701
350,000 Goldman Sachs Group Inc. , ( U.S. Secured
Overnight Financing Rate + 0.730% ) , 1.76% ,
1/24/25 (b) 342
135,000 Golub Capital BDC Inc. , 3.38% , 4/15/24 132
15,000 Graphic Packaging International LLC , 4.13% ,
8/15/24 15
125,000 Gray Oak Pipeline LLC 144A , 2.00% ,
9/15/23 (a) 124
600,000 GreatAmerica Leasing Receivables 2023-1 144A ,
5.15% , 7/15/27 (a) 590
250,000 Haleon U.S. Capital LLC , 3.02% , 3/24/24 245
70,000 HCA Inc. , 5.38% , 2/01/25 70
40,000 Holly Energy Partners LP/Holly Energy Finance
Corp. 144A , 6.38% , 4/15/27 (a) 40
205,000 Hyundai Capital America 144A , 1.00% ,
9/17/24 (a) 194
385,000 Hyundai Capital America 144A , 5.65% ,
6/26/26 (a) 384
130,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp. , 4.75% , 9/15/24 126
175,000 JPMorgan Chase & Co. , ( U.S. Secured Overnight
Financing Rate + 1.320% ) , 4.08% , 4/26/26 (b) 171
214,979 JPMorgan Chase Bank N.A.-CACLN 2021-2
144A , 0.97% , 12/26/28 (a) 208
40,000 Ladder Capital Finance Holdings LLLP/Ladder
Capital Finance Corp. 144A , 4.25% , 2/01/27 (a) 36
315,000 Mercedes-Benz Finance North America LLC
144A , 4.80% , 3/30/26 (a) 312
70,000 Meritage Homes Corp. , 6.00% , 6/01/25 70
335,000 Microchip Technology Inc. , 0.97% , 2/15/24 326
360,000 Morgan Stanley , ( U.S. Secured Overnight
Financing Rate + 0.940% ) , 2.63% , 2/18/26 (b) 343
340,000 Morgan Stanley , ( U.S. Secured Overnight
Financing Rate + 1.160% ) , 3.62% , 4/17/25 (b) 334
180,000 Morgan Stanley , ( U.S. Secured Overnight
Financing Rate + 1.669% ) , 4.68% , 7/17/26 (b) 176
40,000 Navient Corp. , 5.00% , 3/15/27 36
262,687 Navient Private Education Refi Loan Trust 2021-
CA 144A , 1.06% , 10/15/69 (a) 227

Payden Mutual Funds
Payden Global Low Duration Fund
continued
Principal
or Shares Security Description
Value
(000)
288,774 Navient Private Education Refi Loan Trust 2021-
FA 144A , 1.11% , 2/18/70 (a) $ 243
114,347 New Residential Mortgage Loan Trust 2017-1A
144A , 4.00% , 2/25/57 (a) (e) 107
199,796 New Residential Mortgage Loan Trust 2017-4A
144A , 4.00% , 5/25/57 (a) (e) 186
165,000 NextEra Energy Capital Holdings Inc. , 6.05% ,
3/01/25 166
180,000 NextEra Energy Operating Partners LP 144A ,
4.25% , 7/15/24 (a) 177
355,000 Nissan Motor Acceptance Co. LLC 144A , 1.05% ,
3/08/24 (a) 343
85,000 Nissan Motor Acceptance Co. LLC 144A , 1.13% ,
9/16/24 (a) 80
524,423 Oak Street Investment Grade Net Lease Fund
Series 2020-1A 144A , 1.85% , 11/20/50 (a) 468
365,000 Omega Healthcare Investors Inc. , 4.38% ,
8/01/23 365
500,000 OneMain Direct Auto Receivables Trust 2022-
1A 144A , 4.65% , 3/14/29 (a) 488
40,000 OneMain Finance Corp. , 7.13% , 3/15/26 40
400,000 OneMain Financial Issuance Trust 2022-2A
144A , 4.89% , 10/14/34 (a) 392
400,000 OneMain Financial Issuance Trust 2022-3A
144A , 5.94% , 5/15/34 (a) 398
185,000 Ovintiv Inc. , 5.65% , 5/15/25 185
70,000 Penske Automotive Group Inc. , 3.50% , 9/01/25 67
40,000 PRA Group Inc. 144A , 7.38% , 9/01/25 (a) 39
145,000 Qorvo Inc. 144A , 1.75% , 12/15/24 (a) 136
70,000 Radian Group Inc. , 6.63% , 3/15/25 70
40,000 Range Resources Corp. , 4.88% , 5/15/25 39
180,000 Regal Rexnord Corp. 144A , 6.05% , 2/15/26 (a) 180
165,000 Rocket Mortgage LLC/Rocket Mortgage Co.-
Issuer Inc. 144A , 2.88% , 10/15/26 (a) 147
119,589 Santander Bank Auto Credit-Linked Notes Series
2022-A 144A , 5.28% , 5/15/32 (a) 118
136,973 Santander Bank Auto Credit-Linked Notes Series
2022-B 144A , 6.79% , 8/16/32 (a) 136
177,448 Santander Bank Auto Credit-Linked Notes Series
2022-C 144A , 6.99% , 12/15/32 (a) 178
82,724 Santander Bank N.A.-SBCLN 2021-1A 144A ,
1.83% , 12/15/31 (a) 80
300,000 Santander Drive Auto Receivables Trust 2022-6 ,
4.49% , 11/16/26 297
200,000 SBA Tower Trust 144A , 1.63% , 11/15/26 (a) 174
180,000 SBA Tower Trust 144A , 1.88% , 1/15/26 (a) 162
207,792 SoFi Professional Loan Program Trust 2021-A
144A , 1.03% , 8/17/43 (a) 174
347,957 SoFi Professional Loan Program Trust 2021-B
144A , 1.14% , 2/15/47 (a) 290
40,000 Southwestern Energy Co. , 5.70% , 1/23/25 40
350,000 Stack Infrastructure Issuer LLC 2020-1A 144A ,
1.89% , 8/25/45 (a) 317
111,624 Stack Infrastructure Issuer LLC 2019-1A 144A ,
4.54% , 2/25/44 (a) 110
150,000 STACR Trust 2018-HRP2 144A , ( U.S. Secured
Overnight Financing Rate Index 30day Average
+ 10.614% ) , 15.68% , 2/25/47 (a) (b) 175
40,000 Standard Industries Inc. 144A , 5.00% ,
2/15/27 (a) 38
40,000 Starwood Property Trust Inc. , 4.75% , 3/15/25 39
500,000 State of Mississippi A , 1.28% , 11/01/28 420
282,000 Taco Bell Funding LLC 2016-1A 144A , 4.97% ,
5/25/46 (a) 272
Principal
or Shares Security Description
Value
(000)
70,000 Taylor Morrison Communities Inc./Taylor
Morrison Holdings II Inc. 144A , 5.63% ,
3/01/24 (a) $ 70
640,000 Texas Natural Gas Securitization Finance Corp. ,
5.10% , 4/01/35 642
300,000 TierPoint Issuer LLC 2023-1A 144A , 6.00% ,
6/25/53 (a) 287
50,000 T-Mobile USA Inc. , 2.25% , 2/15/26 46
70,000 Toll Brothers Finance Corp. , 4.88% , 11/15/25 69
40,000 Travel + Leisure Co. 144A , 6.63% , 7/31/26 (a) 40
70,000 TRI Pointe Group Inc./TRI Pointe Homes Inc. ,
5.88% , 6/15/24 70
1,155,000 U.S. Treasury Note , 3.00% , 7/15/25 1,114
347,000 U.S. Treasury Note , 3.50% , 4/15/26 340
370,000 U.S. Treasury Note , 3.63% , 5/15/26 361
2,117,000 U.S. Treasury Note , 4.00% , 2/15/26 2,084
509,000 U.S. Treasury Note , 4.50% , 11/15/25 506
5,676,000 U.S. Treasury Note , 4.50% , 7/15/26 5,675
450,000 Vantage Data Centers Issuer LLC 2020-1A 144A ,
1.65% , 9/15/45 (a) 406
240,208 Vantage Data Centers Issuer LLC 2019-1A 144A ,
3.19% , 7/15/44 (a) 232
75,000 Venture Global LNG Inc. 144A , 8.13% ,
6/01/28 (a) 76
75,000 VICI Properties LP , 4.38% , 5/15/25 73
225,000 Vistra Operations Co. LLC 144A , 3.55% ,
7/15/24 (a) 219
40,000 Vistra Operations Co. LLC 144A , 5.00% ,
7/31/27 (a) 38
200,000 Volkswagen Group of America Finance LLC
144A , 3.95% , 6/06/25 (a) 195
125,000 Warnermedia Holdings Inc. , 3.43% , 3/15/24 123
110,000 Warnermedia Holdings Inc. , 3.64% , 3/15/25 106
265,000 Wells Fargo & Co. , ( U.S. Secured Overnight
Financing Rate + 1.320% ) , 3.91% , 4/25/26 (b) 257
5,713,905 Wells Fargo Commercial Mortgage Trust 2018-
C46 , 0.92% , 8/15/51 (e) 141
100,000 Westinghouse Air Brake Technologies Corp. ,
3.20% , 6/15/25 95
150,097 Westlake Automobile Receivables Trust 2020-
1A 144A , 2.80% , 6/16/25 (a) 149
700,000 Westlake Automobile Receivables Trust 2022-
2A 144A , 3.75% , 4/15/26 (a) 688
295,500 Wingstop Funding LLC 2020-1A 144A , 2.84% ,
12/05/50 (a) 257
40,000 XHR LP 144A , 6.38% , 8/15/25 (a) 39
40,885
Total Bonds
(Cost - $67,793) 65,637
Commercial Paper(f) (3%
)
700,000 Bell Canada , 5.48% , 8/11/23 699
700,000 Canadian National Railway Co. , 5.32% , 8/14/23 698
750,000 Nutrien Ltd. , 5.53% , 8/03/23 750
Total Commercial Paper (Cost - $2,147)
2,147
Investment Company (2%)
1,361,879 Payden Cash Reserves Money Market Fund *
(Cost - $ 1,362 ) 1,362
Total Investments (Cost - $71,302)  (101%)
69,146
Liabilities in excess of Other Assets ( - 1% )
(710)
Net Assets (100%)
$ 68,436
* Affiliated investment.

(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Floating rate security. The rate shown reflects the rate in effect at July 31,
2023.
(c) Principal in foreign currency.
(d) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(e) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(f) Yield to maturity at time of purchase.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Depreciation
(000s)
Assets:
CAD 255 USD  194 HSBC Bank USA, N.A. 09/20/2023 $ –
Liabilities:
USD 192 CAD  255 HSBC Bank USA, N.A. 09/20/2023 (2)
USD 189 GBP  150 HSBC Bank USA, N.A. 09/20/2023 (3)
(5)
Net Unrealized Depreciation
$(5)
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
90 Day SOFR Future 34 Dec-23 $ 8,040 $ (54) $ (54)
U.S. Treasury 2-Year Note Future 102 Sep-23 20,709 (304) (304)
a a
(358)
Short Contracts:
U.S. Treasury 5-Year Note Future 50 Sep-23 (5,341) 86 86
a a
Total Futures
$(272)